Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Noncurrent Liabilities [Abstract]
Long-term debt table

	2020	2019

Unsecured debentures
Series E - 3.75% debentures due November 14, 2022	-	399,152
Series F - 5.09% debentures due November 14, 2042	99,319	99,302
Series G - 4.19% debentures due June 24, 2024	498,630	498,264
Series H - 2.95% debentures due October 21, 2027	397,592	-

Total	$995,541	$996,718

The table below represents currently scheduled maturities of long-term debt:

2021	2022	2023	2024	2025	Thereafter	Total

$-	-	-	498,630	-	496,911	$995,541